Debentures (Details) - Schedule of aggregate principal annual payments of debentures $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of aggregate principal annual payments of debentures [Abstract]
2021	$ 40,701
2022	40,701
2023	40,701
2024	40,701
2025 and thereafter	81,586
Total	$ 244,390